   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 19, 2000

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

XX                Post-Effective Amendment No. 31

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 XX               Amendment No. 33

                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
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               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado     80206
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     --------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         XX       on October 20, 2000 pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment
                  (post-effective Amendment No. 29)

Title of Securities Being Registered: Shares of Beneficial Interest of the
                                      -----------------------------------------
Berger Large Cap Value Fund-Investor Shares and Institutional Shares
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



                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on June 20, 2000 (the "Amendment") and pursuant to that paragraph would become effective on August 21, 2000. Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 32 under the Investment Act of 1940 was filed pursuant to paragraph (b) of Rule 485 on August 18, 2000, extending the effective date of the Amendment to September 20, 2000.

         The Registrant hereby designates October 20, 2000 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment No. 31 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 19th day of September, 2000.

                                         BERGER INVESTMENT PORTFOLIO TRUST
                                         ---------------------------------------
                                         (Registrant)

                                         By /s/  Jack R. Thompson
                                            ------------------------------------
                                            Name:  Jack R. Thompson
                                                  ------------------------------
                                            Title:  President
                                                  ------------------------------

              Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                  Title                      Date
       ---------                  -----                      ----
/s/  Jack R. Thompson        President (Principal      September 19, 2000
---------------------------  Executive Officer)
Jack R. Thompson             and Director


/s/  David J. Schultz        Vice President and        September 19, 2000
---------------------------  Treasurer (Principal
David J. Schultz             Financial Officer)



/s/  John Paganelli          Assistant Treasurer       September 19, 2000
---------------------------  Principal Accounting
John Paganelli               Officer)




Dennis E. Baldwin            Trustee                   September 19, 2000
---------------------------
Dennis E. Baldwin*



Louis R. Bindner             Trustee                   September 19, 2000
---------------------------
Louis R. Bindner*


Katherine A. Cattanach       Trustee                   September 19, 2000
---------------------------
Katherine A. Cattanach*


Paul R. Knapp                Trustee                   September 19, 2000
---------------------------
Paul R. Knapp*


Harry T. Lewis, Jr.          Trustee                   September 19, 2000
---------------------------
Harry T. Lewis, Jr.*


Michael Owen                 Trustee                   September 19, 2000
---------------------------
Michael Owen*


William Sinclaire            Trustee                   September 19, 2000
---------------------------
William Sinclaire*


/s/  Jack R. Thompson
---------------------------
*  By Jack R. Thompson
   Attorney-in-Fact